Label		Element	Value
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class C shares were first offered on March 27, 2013. Class C share returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.14%. Best quarter: Q3 '10, 7.86% Worst quarter: Q3 '11, –5.12%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | BofA Merrill U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	8.85%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 506
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	972
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,664
Annual Return 2010		rr_AnnualReturn2010	20.82%
Annual Return 2011		rr_AnnualReturn2011	6.74%
Annual Return 2012		rr_AnnualReturn2012	15.49%
Annual Return 2013		rr_AnnualReturn2013	8.48%
Annual Return 2014		rr_AnnualReturn2014	0.76%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.14%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.14%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.86%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.86%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.12%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.12%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(3.24%)
5 Years		rr_AverageAnnualReturnYear05	9.33%
Inception		rr_AverageAnnualReturnSinceInception	12.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(5.78%)
5 Years		rr_AverageAnnualReturnYear05	5.09%
Inception		rr_AverageAnnualReturnSinceInception	7.99%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.80%)
5 Years		rr_AverageAnnualReturnYear05	5.63%
Inception		rr_AverageAnnualReturnSinceInception	8.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year		rr_AverageAnnualReturnYear01	(1.03%)
5 Years		rr_AverageAnnualReturnYear05	8.98%
Inception		rr_AverageAnnualReturnSinceInception	12.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class I) | (Core High Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.21%. Best quarter: Q3 '10, 7.98% Worst quarter: Q3 '11, –5.04%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Core High Yield Fund - Class I) | (Core High Yield Fund) | BofA Merrill U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	8.85%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.63%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,002
Annual Return 2010		rr_AnnualReturn2010	21.10%
Annual Return 2011		rr_AnnualReturn2011	7.12%
Annual Return 2012		rr_AnnualReturn2012	15.80%
Annual Return 2013		rr_AnnualReturn2013	8.90%
Annual Return 2014		rr_AnnualReturn2014	0.93%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.21%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.21%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.98%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.98%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.04%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.04%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	0.93%
5 Years		rr_AverageAnnualReturnYear05	10.55%
Inception		rr_AverageAnnualReturnSinceInception	13.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.83%)
5 Years		rr_AverageAnnualReturnYear05	6.13%
Inception		rr_AverageAnnualReturnSinceInception	8.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.57%
5 Years		rr_AverageAnnualReturnYear05	6.52%
Inception		rr_AverageAnnualReturnSinceInception	9.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. April 30, 2009, is the inception date of the oldest class of shares, Class A shares. Class R2 and Class R4 shares of the fund commenced operations as of March, 27, 2015. The returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 and Class R4 shares, respectively. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.01%. Best quarter: Q3 '10, 7.78% Worst quarter: Q3 '11, –5.16%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | BofA Merrill U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	8.85%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[2]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.21%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,466
Annual Return 2010		rr_AnnualReturn2010	20.51%
Annual Return 2011		rr_AnnualReturn2011	6.54%
Annual Return 2012		rr_AnnualReturn2012	15.27%
Annual Return 2013		rr_AnnualReturn2013	8.25%
Annual Return 2014		rr_AnnualReturn2014	0.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.01%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.01%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.78%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.78%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.16%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.16%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	0.54%
5 Years		rr_AverageAnnualReturnYear05	10.00%
Inception		rr_AverageAnnualReturnSinceInception	13.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.10%)
5 Years		rr_AverageAnnualReturnYear05	5.73%
Inception		rr_AverageAnnualReturnSinceInception	8.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.35%
5 Years		rr_AverageAnnualReturnYear05	6.16%
Inception		rr_AverageAnnualReturnSinceInception	8.62%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[2]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[2]	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.06%
Contractual expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,285
1 Year		rr_AverageAnnualReturnYear01	0.69%
5 Years		rr_AverageAnnualReturnYear05	10.17%
Inception		rr_AverageAnnualReturnSinceInception	13.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. April 30, 2009, is the inception date of the oldest class of shares, Class A shares. Class R6 shares of the fund commenced operations as of March 27, 2015. The returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.15%. Best quarter: Q3 '10, 7.94% Worst quarter: Q3 '11, –5.02%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | BofA Merrill U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	8.85%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.63%
Other Expenses Over Assets	[4]	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	393
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 881
Annual Return 2010		rr_AnnualReturn2010	21.21%
Annual Return 2011		rr_AnnualReturn2011	7.17%
Annual Return 2012		rr_AnnualReturn2012	15.95%
Annual Return 2013		rr_AnnualReturn2013	8.88%
Annual Return 2014		rr_AnnualReturn2014	1.13%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.15%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.15%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.94%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.94%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.02%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.02%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	1.13%
5 Years		rr_AverageAnnualReturnYear05	10.65%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.52%)
5 Years		rr_AverageAnnualReturnYear05	6.35%
Inception		rr_AverageAnnualReturnSinceInception	9.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.68%
5 Years		rr_AverageAnnualReturnYear05	6.64%
Inception		rr_AverageAnnualReturnSinceInception	9.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B, and Class C shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares, first offered on January 16, 1997, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.36%. Best quarter: Q2 '09, 18.05% Worst quarter: Q4 '08, –20.61%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[6]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 605
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,751
Annual Return 2005		rr_AnnualReturn2005	10.13%
Annual Return 2006		rr_AnnualReturn2006	19.02%
Annual Return 2007		rr_AnnualReturn2007	3.89%
Annual Return 2008		rr_AnnualReturn2008	(33.46%)
Annual Return 2009		rr_AnnualReturn2009	26.05%
Annual Return 2010		rr_AnnualReturn2010	12.78%
Annual Return 2011		rr_AnnualReturn2011	none
Annual Return 2012		rr_AnnualReturn2012	19.53%
Annual Return 2013		rr_AnnualReturn2013	35.51%
Annual Return 2014		rr_AnnualReturn2014	10.60%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.36%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.36%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.05%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.05%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.61%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.61%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	5.07%
5 Years		rr_AverageAnnualReturnYear05	13.93%
10 Years		rr_AverageAnnualReturnYear10	8.17%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.94%
5 Years		rr_AverageAnnualReturnYear05	13.11%
10 Years		rr_AverageAnnualReturnYear10	7.06%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.74%
5 Years		rr_AverageAnnualReturnYear05	11.15%
10 Years		rr_AverageAnnualReturnYear10	6.46%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[6]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,951
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,951
1 Year		rr_AverageAnnualReturnYear01	4.76%
5 Years		rr_AverageAnnualReturnYear05	13.91%
10 Years		rr_AverageAnnualReturnYear10	7.71%
(John Hancock Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[6]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year		rr_AverageAnnualReturnYear01	8.80%
5 Years		rr_AverageAnnualReturnYear05	14.20%
10 Years		rr_AverageAnnualReturnYear10	7.74%
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.32%. Best quarter: Q2 '09, 18.23% Worst quarter: Q4 '08, –20.52%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Other Expenses Over Assets	[7]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,014
Annual Return 2005		rr_AnnualReturn2005	10.59%
Annual Return 2006		rr_AnnualReturn2006	19.42%
Annual Return 2007		rr_AnnualReturn2007	4.35%
Annual Return 2008		rr_AnnualReturn2008	(33.18%)
Annual Return 2009		rr_AnnualReturn2009	26.26%
Annual Return 2010		rr_AnnualReturn2010	13.12%
Annual Return 2011		rr_AnnualReturn2011	0.39%
Annual Return 2012		rr_AnnualReturn2012	19.95%
Annual Return 2013		rr_AnnualReturn2013	35.93%
Annual Return 2014		rr_AnnualReturn2014	10.91%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.32%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.32%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.23%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.52%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.52%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	10.91%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	9.09%
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.61%
5 Years		rr_AverageAnnualReturnYear05	14.56%
10 Years		rr_AverageAnnualReturnYear10	7.88%
(John Hancock Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.16%
5 Years		rr_AverageAnnualReturnYear05	12.44%
10 Years		rr_AverageAnnualReturnYear10	7.22%
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I2 shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I2 shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.26%. Best quarter: Q2 '09, 18.23% Worst quarter: Q4 '08, –20.57%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Other Expenses Over Assets	[8]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,014
Annual Return 2005		rr_AnnualReturn2005	10.29%
Annual Return 2006		rr_AnnualReturn2006	19.09%
Annual Return 2007		rr_AnnualReturn2007	4.06%
Annual Return 2008		rr_AnnualReturn2008	(33.36%)
Annual Return 2009		rr_AnnualReturn2009	26.38%
Annual Return 2010		rr_AnnualReturn2010	13.12%
Annual Return 2011		rr_AnnualReturn2011	0.35%
Annual Return 2012		rr_AnnualReturn2012	19.98%
Annual Return 2013		rr_AnnualReturn2013	35.96%
Annual Return 2014		rr_AnnualReturn2014	10.90%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.26%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.26%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.23%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.57%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.57%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	10.90%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	8.98%
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.60%
5 Years		rr_AverageAnnualReturnYear05	14.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.15%
5 Years		rr_AverageAnnualReturnYear05	12.44%
10 Years		rr_AverageAnnualReturnYear10	7.12%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R3, Class R4, and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1 and Class R2 shares of the fund commenced operations on July 13, 2009, and March 1, 2012, respectively. The returns prior to those dates are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.47%. Best quarter: Q2 '09, 17.94% Worst quarter: Q4 '08, –20.68%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[9]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[9]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.47%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,757
Annual Return 2005		rr_AnnualReturn2005	9.73%
Annual Return 2006		rr_AnnualReturn2006	18.59%
Annual Return 2007		rr_AnnualReturn2007	3.51%
Annual Return 2008		rr_AnnualReturn2008	(33.69%)
Annual Return 2009		rr_AnnualReturn2009	25.62%
Annual Return 2010		rr_AnnualReturn2010	12.24%
Annual Return 2011		rr_AnnualReturn2011	(0.34%)
Annual Return 2012		rr_AnnualReturn2012	19.03%
Annual Return 2013		rr_AnnualReturn2013	34.89%
Annual Return 2014		rr_AnnualReturn2014	10.17%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.47%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.47%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 17.94%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.94%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.68%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.68%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	10.17%
5 Years		rr_AverageAnnualReturnYear05	14.62%
10 Years		rr_AverageAnnualReturnYear10	8.30%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.06%
5 Years		rr_AverageAnnualReturnYear05	13.86%
10 Years		rr_AverageAnnualReturnYear10	7.23%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.60%
5 Years		rr_AverageAnnualReturnYear05	11.75%
10 Years		rr_AverageAnnualReturnYear10	6.59%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[9],[10]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[9]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.22%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,477
1 Year		rr_AverageAnnualReturnYear01	10.49%
5 Years		rr_AverageAnnualReturnYear05	14.83%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[9]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[9]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.37%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,646
1 Year		rr_AverageAnnualReturnYear01	10.23%
5 Years		rr_AverageAnnualReturnYear05	14.75%
10 Years		rr_AverageAnnualReturnYear10	8.41%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[9]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[9]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,297
1 Year		rr_AverageAnnualReturnYear01	10.77%
5 Years		rr_AverageAnnualReturnYear05	15.17%
10 Years		rr_AverageAnnualReturnYear10	8.78%
(John Hancock Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[9],[10]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[9]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 954
1 Year		rr_AverageAnnualReturnYear01	11.03%
5 Years		rr_AverageAnnualReturnYear05	15.51%
10 Years		rr_AverageAnnualReturnYear10	9.10%
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares (through December 22, 2008), first offered on January 2, 1997, and the fund's Class I shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class I shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.21%. Best quarter: Q2 '09, 18.24% Worst quarter: Q4 '08, –20.51%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	[12]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 893
Annual Return 2005		rr_AnnualReturn2005	10.65%
Annual Return 2006		rr_AnnualReturn2006	19.48%
Annual Return 2007		rr_AnnualReturn2007	4.40%
Annual Return 2008		rr_AnnualReturn2008	(33.15%)
Annual Return 2009		rr_AnnualReturn2009	26.31%
Annual Return 2010		rr_AnnualReturn2010	13.00%
Annual Return 2011		rr_AnnualReturn2011	0.41%
Annual Return 2012		rr_AnnualReturn2012	20.08%
Annual Return 2013		rr_AnnualReturn2013	35.97%
Annual Return 2014		rr_AnnualReturn2014	11.04%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.21%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.21%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.24%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.24%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	11.04%
5 Years		rr_AverageAnnualReturnYear05	15.52%
10 Years		rr_AverageAnnualReturnYear10	9.14%
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.71%
5 Years		rr_AverageAnnualReturnYear05	14.58%
10 Years		rr_AverageAnnualReturnYear10	7.92%
(John Hancock Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.26%
5 Years		rr_AverageAnnualReturnYear05	12.47%
10 Years		rr_AverageAnnualReturnYear10	7.25%
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A and Class C shares of the fund commenced operations on July 10, 2010, and August 15, 2012, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (from inception, July 12, 2010), which have been recalculated to apply the gross fees and expenses of the fund's Class C shares, as applicable. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.40%. Best quarter: Q2 '09, 19.58% Worst quarter: Q4 '08, –21.93%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 609
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,806
Annual Return 2005		rr_AnnualReturn2005	9.76%
Annual Return 2006		rr_AnnualReturn2006	16.56%
Annual Return 2007		rr_AnnualReturn2007	4.91%
Annual Return 2008		rr_AnnualReturn2008	(32.63%)
Annual Return 2009		rr_AnnualReturn2009	40.53%
Annual Return 2010		rr_AnnualReturn2010	22.84%
Annual Return 2011		rr_AnnualReturn2011	0.32%
Annual Return 2012		rr_AnnualReturn2012	18.08%
Annual Return 2013		rr_AnnualReturn2013	39.14%
Annual Return 2014		rr_AnnualReturn2014	12.95%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.40%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.40%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	7.28%
5 Years		rr_AverageAnnualReturnYear05	16.79%
10 Years		rr_AverageAnnualReturnYear10	10.69%
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.59%
5 Years		rr_AverageAnnualReturnYear05	16.46%
10 Years		rr_AverageAnnualReturnYear10	9.26%
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.62%
5 Years		rr_AverageAnnualReturnYear05	13.55%
10 Years		rr_AverageAnnualReturnYear10	8.32%
(John Hancock Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[13]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,201
1 Year		rr_AverageAnnualReturnYear01	11.12%
5 Years		rr_AverageAnnualReturnYear05	17.08%
10 Years		rr_AverageAnnualReturnYear10	10.40%
(John Hancock Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.35%. Best quarter: Q2 '09, 19.58% Worst quarter: Q4 '08, –21.93%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[14]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,375
Annual Return 2005		rr_AnnualReturn2005	9.76%
Annual Return 2006		rr_AnnualReturn2006	16.56%
Annual Return 2007		rr_AnnualReturn2007	4.91%
Annual Return 2008		rr_AnnualReturn2008	(32.63%)
Annual Return 2009		rr_AnnualReturn2009	40.53%
Annual Return 2010		rr_AnnualReturn2010	22.72%
Annual Return 2011		rr_AnnualReturn2011	0.34%
Annual Return 2012		rr_AnnualReturn2012	18.18%
Annual Return 2013		rr_AnnualReturn2013	38.93%
Annual Return 2014		rr_AnnualReturn2014	12.90%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.35%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.35%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	12.90%
5 Years		rr_AverageAnnualReturnYear05	17.95%
10 Years		rr_AverageAnnualReturnYear10	11.24%
(John Hancock Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.19%
5 Years		rr_AverageAnnualReturnYear05	17.62%
10 Years		rr_AverageAnnualReturnYear10	9.80%
(John Hancock Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.82%
5 Years		rr_AverageAnnualReturnYear05	14.55%
10 Years		rr_AverageAnnualReturnYear10	8.81%
(John Hancock Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Institutional Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%. Best quarter: Q2 '09, 19.57% Worst quarter: Q4 '08, –21.80%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,073
Annual Return 2005		rr_AnnualReturn2005	10.20%
Annual Return 2006		rr_AnnualReturn2006	16.92%
Annual Return 2007		rr_AnnualReturn2007	5.37%
Annual Return 2008		rr_AnnualReturn2008	(32.31%)
Annual Return 2009		rr_AnnualReturn2009	40.96%
Annual Return 2010		rr_AnnualReturn2010	23.23%
Annual Return 2011		rr_AnnualReturn2011	0.62%
Annual Return 2012		rr_AnnualReturn2012	18.57%
Annual Return 2013		rr_AnnualReturn2013	39.49%
Annual Return 2014		rr_AnnualReturn2014	13.29%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.46%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.57%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.57%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.80%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.80%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	13.29%
5 Years		rr_AverageAnnualReturnYear05	18.36%
10 Years		rr_AverageAnnualReturnYear10	11.65%
(John Hancock Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.51%
5 Years		rr_AverageAnnualReturnYear05	17.99%
10 Years		rr_AverageAnnualReturnYear10	10.17%
(John Hancock Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.09%
5 Years		rr_AverageAnnualReturnYear05	14.89%
10 Years		rr_AverageAnnualReturnYear10	9.13%
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class R1, Class R3, and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R3, and Class R5 shares, as applicable. Returns for Class R1, Class R3, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 0.50%. Best quarter: Q2 '09, 15.19% Worst quarter: Q4 '08, –24.81%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[15]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[15]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[15]	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,813
Annual Return 2005		rr_AnnualReturn2005	(5.73%)
Annual Return 2006		rr_AnnualReturn2006	0.18%
Annual Return 2007		rr_AnnualReturn2007	(9.94%)
Annual Return 2008		rr_AnnualReturn2008	(42.17%)
Annual Return 2009		rr_AnnualReturn2009	20.72%
Annual Return 2010		rr_AnnualReturn2010	5.35%
Annual Return 2011		rr_AnnualReturn2011	(13.77%)
Annual Return 2012		rr_AnnualReturn2012	1.25%
Annual Return 2013		rr_AnnualReturn2013	19.39%
Annual Return 2014		rr_AnnualReturn2014	(3.11%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 0.50%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.50%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 15.19%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.19%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -24.81%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.81%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.11%)
5 Years		rr_AverageAnnualReturnYear05	1.25%
10 Years		rr_AverageAnnualReturnYear10	(4.49%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.74%)
5 Years		rr_AverageAnnualReturnYear05	0.96%
10 Years		rr_AverageAnnualReturnYear10	(5.73%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.30%)
5 Years		rr_AverageAnnualReturnYear05	0.92%
10 Years		rr_AverageAnnualReturnYear10	(6.75%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[15]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[15]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[15]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,702
1 Year		rr_AverageAnnualReturnYear01	(3.02%)
5 Years		rr_AverageAnnualReturnYear05	1.35%
10 Years		rr_AverageAnnualReturnYear10	(4.39%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[15]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[15]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[15]	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,014
1 Year		rr_AverageAnnualReturnYear01	(2.43%)
5 Years		rr_AverageAnnualReturnYear05	1.96%
10 Years		rr_AverageAnnualReturnYear10	(3.81%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 and Class R4 shares of the fund commenced operations on March 1, 2012, and July 2, 2013, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (through February 29, 2012), which have been recalculated to apply the gross fees and expenses of the fund's Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.31%. Best quarter: Q2 '09, 19.53% Worst quarter: Q4 '08, –21.96%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[16]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[16]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[16]	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.27%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,534
Annual Return 2005		rr_AnnualReturn2005	9.58%
Annual Return 2006		rr_AnnualReturn2006	16.36%
Annual Return 2007		rr_AnnualReturn2007	4.73%
Annual Return 2008		rr_AnnualReturn2008	(32.75%)
Annual Return 2009		rr_AnnualReturn2009	40.30%
Annual Return 2010		rr_AnnualReturn2010	22.63%
Annual Return 2011		rr_AnnualReturn2011	0.14%
Annual Return 2012		rr_AnnualReturn2012	17.91%
Annual Return 2013		rr_AnnualReturn2013	38.97%
Annual Return 2014		rr_AnnualReturn2014	12.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.31%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.31%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.53%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.53%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.96%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.96%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	12.87%
5 Years		rr_AverageAnnualReturnYear05	17.83%
10 Years		rr_AverageAnnualReturnYear10	11.09%
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.20%
5 Years		rr_AverageAnnualReturnYear05	17.52%
10 Years		rr_AverageAnnualReturnYear10	9.66%
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.77%
5 Years		rr_AverageAnnualReturnYear05	14.44%
10 Years		rr_AverageAnnualReturnYear10	8.68%
(John Hancock Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[16]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[16]	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	[16]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	[17]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,354
1 Year		rr_AverageAnnualReturnYear01	13.09%
5 Years		rr_AverageAnnualReturnYear05	18.16%
10 Years		rr_AverageAnnualReturnYear10	11.47%
(John Hancock Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%. Best quarter: Q2 '09, 19.71% Worst quarter: Q4 '08, –21.84%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Other Expenses Over Assets	[18]	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 954
Annual Return 2005		rr_AnnualReturn2005	10.27%
Annual Return 2006		rr_AnnualReturn2006	17.09%
Annual Return 2007		rr_AnnualReturn2007	5.39%
Annual Return 2008		rr_AnnualReturn2008	(32.32%)
Annual Return 2009		rr_AnnualReturn2009	41.18%
Annual Return 2010		rr_AnnualReturn2010	23.41%
Annual Return 2011		rr_AnnualReturn2011	0.67%
Annual Return 2012		rr_AnnualReturn2012	18.51%
Annual Return 2013		rr_AnnualReturn2013	39.66%
Annual Return 2014		rr_AnnualReturn2014	13.44%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.46%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.71%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.71%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.84%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.84%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	13.44%
5 Years		rr_AverageAnnualReturnYear05	18.46%
10 Years		rr_AverageAnnualReturnYear10	11.73%
(John Hancock Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.62%
5 Years		rr_AverageAnnualReturnYear05	18.07%
10 Years		rr_AverageAnnualReturnYear10	10.26%
(John Hancock Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.19%
5 Years		rr_AverageAnnualReturnYear05	14.97%
10 Years		rr_AverageAnnualReturnYear10	9.22%
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 20 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.42%. Best quarter: Q3 '10, 14.41% Worst quarter: Q4 '08, –14.32%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Inception		rr_AverageAnnualReturnSinceInception	4.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[19]	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 624
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,167
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,968
Annual Return 2008		rr_AnnualReturn2008	(30.49%)
Annual Return 2009		rr_AnnualReturn2009	22.98%
Annual Return 2010		rr_AnnualReturn2010	11.82%
Annual Return 2011		rr_AnnualReturn2011	5.33%
Annual Return 2012		rr_AnnualReturn2012	10.10%
Annual Return 2013		rr_AnnualReturn2013	23.54%
Annual Return 2014		rr_AnnualReturn2014	5.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.42%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.42%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.41%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.41%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.32%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.32%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	0.58%
5 Years		rr_AverageAnnualReturnYear05	10.01%
Inception		rr_AverageAnnualReturnSinceInception	5.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.05%)
5 Years		rr_AverageAnnualReturnYear05	(9.05%)
Inception		rr_AverageAnnualReturnSinceInception	4.33%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.85%
5 Years		rr_AverageAnnualReturnYear05	7.99%
Inception		rr_AverageAnnualReturnSinceInception	4.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[19]	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,268
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,126
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,126
1 Year		rr_AverageAnnualReturnYear01	0.23%
5 Years		rr_AverageAnnualReturnYear05	10.08%
Inception		rr_AverageAnnualReturnSinceInception	5.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[19]	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,306
1 Year		rr_AverageAnnualReturnYear01	4.23%
5 Years		rr_AverageAnnualReturnYear05	10.39%
Inception		rr_AverageAnnualReturnSinceInception	5.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.34%. Best quarter: Q3 '10, 14.50% Worst quarter: Q4 '08, –14.10%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Inception		rr_AverageAnnualReturnSinceInception	4.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	[20]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Annual Return 2008		rr_AnnualReturn2008	(30.15%)
Annual Return 2009		rr_AnnualReturn2009	23.50%
Annual Return 2010		rr_AnnualReturn2010	12.41%
Annual Return 2011		rr_AnnualReturn2011	5.81%
Annual Return 2012		rr_AnnualReturn2012	10.63%
Annual Return 2013		rr_AnnualReturn2013	23.86%
Annual Return 2014		rr_AnnualReturn2014	6.27%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.34%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.50%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.50%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.10%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.10%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	6.27%
5 Years		rr_AverageAnnualReturnYear05	11.61%
Inception		rr_AverageAnnualReturnSinceInception	6.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.49%
5 Years		rr_AverageAnnualReturnYear05	10.56%
Inception		rr_AverageAnnualReturnSinceInception	5.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.22%
5 Years		rr_AverageAnnualReturnYear05	9.30%
Inception		rr_AverageAnnualReturnSinceInception	5.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.45%. Best quarter: Q3 '10, 14.03% Worst quarter: Q4 '08, –14.61%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Inception		rr_AverageAnnualReturnSinceInception	4.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[21],[22]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[21]	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses Over Assets	[21]	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,657
Annual Return 2008		rr_AnnualReturn2008	(31.51%)
Annual Return 2009		rr_AnnualReturn2009	21.34%
Annual Return 2010		rr_AnnualReturn2010	10.31%
Annual Return 2011		rr_AnnualReturn2011	3.94%
Annual Return 2012		rr_AnnualReturn2012	9.79%
Annual Return 2013		rr_AnnualReturn2013	23.34%
Annual Return 2014		rr_AnnualReturn2014	5.81%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.45%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.45%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.03%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.03%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.61%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.61%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	5.81%
5 Years		rr_AverageAnnualReturnYear05	10.44%
Inception		rr_AverageAnnualReturnSinceInception	4.81%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.14%
5 Years		rr_AverageAnnualReturnYear05	9.49%
Inception		rr_AverageAnnualReturnSinceInception	4.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.86%
5 Years		rr_AverageAnnualReturnYear05	8.34%
Inception		rr_AverageAnnualReturnSinceInception	3.83%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.31%. Best quarter: Q3 '10, 14.55% Worst quarter: Q4 '08, –14.23%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Inception		rr_AverageAnnualReturnSinceInception	4.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	[23]	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.87%
Contractual expense reimbursement	[24]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,071
Annual Return 2008		rr_AnnualReturn2008	(30.24%)
Annual Return 2009		rr_AnnualReturn2009	23.57%
Annual Return 2010		rr_AnnualReturn2010	12.36%
Annual Return 2011		rr_AnnualReturn2011	5.79%
Annual Return 2012		rr_AnnualReturn2012	10.69%
Annual Return 2013		rr_AnnualReturn2013	23.99%
Annual Return 2014		rr_AnnualReturn2014	6.33%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.31%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.31%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.55%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.55%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.23%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	6.33%
5 Years		rr_AverageAnnualReturnYear05	11.65%
Inception		rr_AverageAnnualReturnSinceInception	6.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.51%
5 Years		rr_AverageAnnualReturnYear05	10.60%
Inception		rr_AverageAnnualReturnSinceInception	5.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.28%
5 Years		rr_AverageAnnualReturnYear05	9.33%
Inception		rr_AverageAnnualReturnSinceInception	4.99%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A, Class B, and Class C shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.19%. Best quarter: Q2 '09, 20.69% Worst quarter: Q3 '11, –19.65%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee	[25]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[26]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.40%
Contractual expense reimbursement	[27]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,094
Annual Return 2006		rr_AnnualReturn2006	24.14%
Annual Return 2007		rr_AnnualReturn2007	10.97%
Annual Return 2008		rr_AnnualReturn2008	(39.21%)
Annual Return 2009		rr_AnnualReturn2009	18.20%
Annual Return 2010		rr_AnnualReturn2010	9.11%
Annual Return 2011		rr_AnnualReturn2011	(10.52%)
Annual Return 2012		rr_AnnualReturn2012	13.93%
Annual Return 2013		rr_AnnualReturn2013	24.61%
Annual Return 2014		rr_AnnualReturn2014	(6.94%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.19%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.19%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.69%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.69%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.65%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.65%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(11.59%)
5 Years		rr_AverageAnnualReturnYear05	4.15%
Inception		rr_AverageAnnualReturnSinceInception	2.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(12.24%)
5 Years		rr_AverageAnnualReturnYear05	3.68%
Inception		rr_AverageAnnualReturnSinceInception	1.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(5.94%)
5 Years		rr_AverageAnnualReturnYear05	3.31%
Inception		rr_AverageAnnualReturnSinceInception	2.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee	[25]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[26]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.10%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,252
1 Year		rr_AverageAnnualReturnYear01	(12.25%)
5 Years		rr_AverageAnnualReturnYear05	4.10%
Inception		rr_AverageAnnualReturnSinceInception	2.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes A, B and C) | (International Core Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee	[25]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[26]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.10%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,431
1 Year		rr_AverageAnnualReturnYear01	(8.64%)
5 Years		rr_AverageAnnualReturnYear05	4.43%
Inception		rr_AverageAnnualReturnSinceInception	2.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class I) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.31%. Best quarter: Q2 '09, 20.86% Worst quarter: Q3 '11, –19.59%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Core Fund - Class I) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class I) | (International Core Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[28]	rr_ManagementFeesOverAssets	0.87%
Other Expenses Over Assets	[29]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,317
Annual Return 2006		rr_AnnualReturn2006	24.79%
Annual Return 2007		rr_AnnualReturn2007	11.36%
Annual Return 2008		rr_AnnualReturn2008	(38.90%)
Annual Return 2009		rr_AnnualReturn2009	18.81%
Annual Return 2010		rr_AnnualReturn2010	9.65%
Annual Return 2011		rr_AnnualReturn2011	(10.10%)
Annual Return 2012		rr_AnnualReturn2012	14.47%
Annual Return 2013		rr_AnnualReturn2013	25.01%
Annual Return 2014		rr_AnnualReturn2014	(6.67%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.31%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.31%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.86%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.59%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.59%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(6.67%)
5 Years		rr_AverageAnnualReturnYear05	5.65%
Inception		rr_AverageAnnualReturnSinceInception	3.59%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class I) | (International Core Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.43%)
5 Years		rr_AverageAnnualReturnYear05	5.10%
Inception		rr_AverageAnnualReturnSinceInception	2.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class I) | (International Core Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.07%)
5 Years		rr_AverageAnnualReturnYear05	4.51%
Inception		rr_AverageAnnualReturnSinceInception	2.90%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R1 shares commenced operations on June 12, 2006; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; and Class R2 shares commenced operations on March 1, 2012. The returns prior to these dates are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 12, 2006), first offered September 16, 2005, and the fund's Class A shares that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.10%. Best quarter: Q2 '09, 20.71% Worst quarter: Q3 '11, –19.72%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[30]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[31],[32]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[31]	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.74%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,052
Annual Return 2006		rr_AnnualReturn2006	23.73%
Annual Return 2007		rr_AnnualReturn2007	10.78%
Annual Return 2008		rr_AnnualReturn2008	(39.22%)
Annual Return 2009		rr_AnnualReturn2009	17.93%
Annual Return 2010		rr_AnnualReturn2010	8.71%
Annual Return 2011		rr_AnnualReturn2011	(10.78%)
Annual Return 2012		rr_AnnualReturn2012	13.66%
Annual Return 2013		rr_AnnualReturn2013	24.04%
Annual Return 2014		rr_AnnualReturn2014	(7.35%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.10%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.10%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.71%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.71%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.72%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.72%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(7.35%)
5 Years		rr_AverageAnnualReturnYear05	4.84%
Inception		rr_AverageAnnualReturnSinceInception	2.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.93%)
5 Years		rr_AverageAnnualReturnYear05	4.46%
Inception		rr_AverageAnnualReturnSinceInception	2.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.60%)
5 Years		rr_AverageAnnualReturnYear05	3.86%
Inception		rr_AverageAnnualReturnSinceInception	2.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[30]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[31],[32]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[31]	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,779
1 Year		rr_AverageAnnualReturnYear01	(7.11%)
5 Years		rr_AverageAnnualReturnYear05	4.55%
Inception		rr_AverageAnnualReturnSinceInception	2.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[30]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[31],[32]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[31]	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.64%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,944
1 Year		rr_AverageAnnualReturnYear01	(7.26%)
5 Years		rr_AverageAnnualReturnYear05	4.95%
Inception		rr_AverageAnnualReturnSinceInception	(1.85%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[30]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[31],[32]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[31]	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.34%
Contractual expense reimbursement	[33]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,604
1 Year		rr_AverageAnnualReturnYear01	(6.89%)
5 Years		rr_AverageAnnualReturnYear05	5.32%
Inception		rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Classes R1-R5) | (International Core Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[30]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[31],[32]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[31]	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.04%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,271
1 Year		rr_AverageAnnualReturnYear01	(6.71%)
5 Years		rr_AverageAnnualReturnYear05	5.58%
Inception		rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class R6) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 12, 2006) and the fund's Class A shares that have been recalculated to apply the gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.34%. Best quarter: Q2 '09, 20.86% Worst quarter: Q3 '11, –19.55%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Core Fund - Class R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class R6) | (International Core Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[34]	rr_ManagementFeesOverAssets	0.87%
Other Expenses Over Assets	[35]	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.99%
Contractual expense reimbursement	[36]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,211
Annual Return 2006		rr_AnnualReturn2006	25.45%
Annual Return 2007		rr_AnnualReturn2007	11.63%
Annual Return 2008		rr_AnnualReturn2008	(38.85%)
Annual Return 2009		rr_AnnualReturn2009	18.91%
Annual Return 2010		rr_AnnualReturn2010	9.78%
Annual Return 2011		rr_AnnualReturn2011	(10.02%)
Annual Return 2012		rr_AnnualReturn2012	14.53%
Annual Return 2013		rr_AnnualReturn2013	25.04%
Annual Return 2014		rr_AnnualReturn2014	(6.54%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.34%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.86%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.55%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.55%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(6.54%)
5 Years		rr_AverageAnnualReturnYear05	5.74%
Inception		rr_AverageAnnualReturnSinceInception	3.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class R6) | (International Core Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.33%)
5 Years		rr_AverageAnnualReturnYear05	5.19%
Inception		rr_AverageAnnualReturnSinceInception	3.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Core Fund - Class R6) | (International Core Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.97%)
5 Years		rr_AverageAnnualReturnYear05	4.57%
Inception		rr_AverageAnnualReturnSinceInception	3.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.35%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[37]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,148
Annual Return 2007		rr_AnnualReturn2007	11.83%
Annual Return 2008		rr_AnnualReturn2008	(37.48%)
Annual Return 2009		rr_AnnualReturn2009	21.08%
Annual Return 2010		rr_AnnualReturn2010	13.23%
Annual Return 2011		rr_AnnualReturn2011	(8.61%)
Annual Return 2012		rr_AnnualReturn2012	19.45%
Annual Return 2013		rr_AnnualReturn2013	21.91%
Annual Return 2014		rr_AnnualReturn2014	1.27%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.35%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.35%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.36%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.79%)
5 Years		rr_AverageAnnualReturnYear05	7.71%
Inception		rr_AverageAnnualReturnSinceInception	4.76%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.87%)
5 Years		rr_AverageAnnualReturnYear05	6.36%
Inception		rr_AverageAnnualReturnSinceInception	3.62%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.73%
5 Years		rr_AverageAnnualReturnYear05	6.13%
Inception		rr_AverageAnnualReturnSinceInception	3.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[37]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 718
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,305
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,305
1 Year		rr_AverageAnnualReturnYear01	(3.74%)
5 Years		rr_AverageAnnualReturnYear05	7.71%
Inception		rr_AverageAnnualReturnSinceInception	4.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[37]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,483
1 Year		rr_AverageAnnualReturnYear01	(0.34%)
5 Years		rr_AverageAnnualReturnYear05	8.00%
Inception		rr_AverageAnnualReturnSinceInception	4.59%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.49%. Best quarter: Q3 '10, 17.78% Worst quarter: Q3 '08, –19.26%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[38]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,386
Annual Return 2007		rr_AnnualReturn2007	12.28%
Annual Return 2008		rr_AnnualReturn2008	(37.21%)
Annual Return 2009		rr_AnnualReturn2009	21.71%
Annual Return 2010		rr_AnnualReturn2010	13.72%
Annual Return 2011		rr_AnnualReturn2011	(8.25%)
Annual Return 2012		rr_AnnualReturn2012	19.87%
Annual Return 2013		rr_AnnualReturn2013	22.33%
Annual Return 2014		rr_AnnualReturn2014	1.58%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.49%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.49%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.78%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.78%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.26%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.26%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	1.58%
5 Years		rr_AverageAnnualReturnYear05	9.22%
Inception		rr_AverageAnnualReturnSinceInception	5.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.82%)
5 Years		rr_AverageAnnualReturnYear05	7.77%
Inception		rr_AverageAnnualReturnSinceInception	4.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class I) | (International Growth Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.96%
5 Years		rr_AverageAnnualReturnYear05	7.35%
Inception		rr_AverageAnnualReturnSinceInception	4.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

June 12, 2006, is the inception date of the oldest class of shares, Class A shares. Class R2 and Class R4 shares of the fund commenced operations on March 27, 2015. Returns shown prior to that date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.40%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[39]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[39]	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses Over Assets	[39]	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.54%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,834
Annual Return 2007		rr_AnnualReturn2007	11.83%
Annual Return 2008		rr_AnnualReturn2008	(37.48%)
Annual Return 2009		rr_AnnualReturn2009	21.08%
Annual Return 2010		rr_AnnualReturn2010	13.23%
Annual Return 2011		rr_AnnualReturn2011	(8.61%)
Annual Return 2012		rr_AnnualReturn2012	19.45%
Annual Return 2013		rr_AnnualReturn2013	21.91%
Annual Return 2014		rr_AnnualReturn2014	1.27%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.40%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.40%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.36%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	1.27%
5 Years		rr_AverageAnnualReturnYear05	8.82%
Inception		rr_AverageAnnualReturnSinceInception	5.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.03%)
5 Years		rr_AverageAnnualReturnYear05	7.46%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.75%
5 Years		rr_AverageAnnualReturnYear05	7.03%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[39]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[39]	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses Over Assets	[39]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.39%
Contractual expense reimbursement	[40]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,660
1 Year		rr_AverageAnnualReturnYear01	1.27%
5 Years		rr_AverageAnnualReturnYear05	8.82%
Inception		rr_AverageAnnualReturnSinceInception	5.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

June 12, 2006, is the inception date of the oldest class of shares, Class A shares. Class R6 shares commenced operations on March 27, 2015. The returns shown prior to that date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.40%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[41]	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.04%
Contractual expense reimbursement	[42]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	572
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,269
Annual Return 2007		rr_AnnualReturn2007	11.83%
Annual Return 2008		rr_AnnualReturn2008	(37.48%)
Annual Return 2009		rr_AnnualReturn2009	21.08%
Annual Return 2010		rr_AnnualReturn2010	13.23%
Annual Return 2011		rr_AnnualReturn2011	(8.61%)
Annual Return 2012		rr_AnnualReturn2012	19.45%
Annual Return 2013		rr_AnnualReturn2013	21.91%
Annual Return 2014		rr_AnnualReturn2014	1.27%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.40%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.40%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.36%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	1.27%
5 Years		rr_AverageAnnualReturnYear05	8.82%
Inception		rr_AverageAnnualReturnSinceInception	5.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.03%)
5 Years		rr_AverageAnnualReturnYear05	7.46%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.75%
5 Years		rr_AverageAnnualReturnYear05	7.03%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the subadvisor will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

MSCI World ex-USA Value Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States, that have higher-than-average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Class C shares of the fund commenced operations on August 26, 2014. The returns for Class C shares for the period from February 14, 2011, to August 26, 2014, are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.75%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, –22.31%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.88%)
5 Years		rr_AverageAnnualReturnYear05	5.71%
10 Years		rr_AverageAnnualReturnYear10	5.14%
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.14%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[43]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,207
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,053
Annual Return 2005		rr_AnnualReturn2005	11.25%
Annual Return 2006		rr_AnnualReturn2006	25.65%
Annual Return 2007		rr_AnnualReturn2007	6.30%
Annual Return 2008		rr_AnnualReturn2008	(43.63%)
Annual Return 2009		rr_AnnualReturn2009	38.29%
Annual Return 2010		rr_AnnualReturn2010	14.40%
Annual Return 2011		rr_AnnualReturn2011	(13.29%)
Annual Return 2012		rr_AnnualReturn2012	17.41%
Annual Return 2013		rr_AnnualReturn2013	14.47%
Annual Return 2014		rr_AnnualReturn2014	(4.34%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.75%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.75%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	29.35%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.31%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(9.12%)
5 Years		rr_AverageAnnualReturnYear05	3.91%
10 Years		rr_AverageAnnualReturnYear10	3.45%
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(11.18%)
5 Years		rr_AverageAnnualReturnYear05	0.94%
10 Years		rr_AverageAnnualReturnYear10	1.03%
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.75%)
5 Years		rr_AverageAnnualReturnYear05	2.17%
10 Years		rr_AverageAnnualReturnYear10	2.28%
(John Hancock International Value Equity Fund - Classes A and C) | (International Value Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[43]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,441
1 Year		rr_AverageAnnualReturnYear01	(5.94%)
5 Years		rr_AverageAnnualReturnYear05	4.33%
10 Years		rr_AverageAnnualReturnYear10	3.24%
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the subadvisor will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

MSCI World ex-USA Value Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States, that have higher-than-average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.88%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, –22.31%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.88%)
5 Years		rr_AverageAnnualReturnYear05	5.71%
10 Years		rr_AverageAnnualReturnYear10	5.14%
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.14%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	[44]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,329
Annual Return 2005		rr_AnnualReturn2005	11.25%
Annual Return 2006		rr_AnnualReturn2006	25.65%
Annual Return 2007		rr_AnnualReturn2007	6.30%
Annual Return 2008		rr_AnnualReturn2008	(43.63%)
Annual Return 2009		rr_AnnualReturn2009	38.29%
Annual Return 2010		rr_AnnualReturn2010	14.40%
Annual Return 2011		rr_AnnualReturn2011	(12.99%)
Annual Return 2012		rr_AnnualReturn2012	17.92%
Annual Return 2013		rr_AnnualReturn2013	14.71%
Annual Return 2014		rr_AnnualReturn2014	(4.11%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.88%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.88%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	29.35%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.31%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(4.11%)
5 Years		rr_AverageAnnualReturnYear05	5.24%
10 Years		rr_AverageAnnualReturnYear10	4.11%
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.35%)
5 Years		rr_AverageAnnualReturnYear05	2.17%
10 Years		rr_AverageAnnualReturnYear10	1.64%
(John Hancock International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.81%)
5 Years		rr_AverageAnnualReturnYear05	3.18%
10 Years		rr_AverageAnnualReturnYear10	2.79%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the subadvisor will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

MSCI World ex-USA Value Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States, that have higher-than-average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Class R2 and Class R4 shares of the fund commenced operations on July 2, 2013. The returns shown for the period from February 14, 2011, through July 2, 2013, are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.62%. Best quarter: Q2 '09, 29.40% Worst quarter: Q4 '08, –22.33%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.88%)
5 Years		rr_AverageAnnualReturnYear05	5.71%
10 Years		rr_AverageAnnualReturnYear10	5.14%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.14%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[45]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[45]	rr_Component2OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.50%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,791
Annual Return 2005		rr_AnnualReturn2005	10.93%
Annual Return 2006		rr_AnnualReturn2006	25.28%
Annual Return 2007		rr_AnnualReturn2007	5.97%
Annual Return 2008		rr_AnnualReturn2008	(43.71%)
Annual Return 2009		rr_AnnualReturn2009	38.49%
Annual Return 2010		rr_AnnualReturn2010	14.57%
Annual Return 2011		rr_AnnualReturn2011	(13.25%)
Annual Return 2012		rr_AnnualReturn2012	17.50%
Annual Return 2013		rr_AnnualReturn2013	14.42%
Annual Return 2014		rr_AnnualReturn2014	(4.39%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.62%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.62%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.40%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	29.40%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.33%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.33%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(4.39%)
5 Years		rr_AverageAnnualReturnYear05	5.02%
10 Years		rr_AverageAnnualReturnYear10	3.90%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.50%)
5 Years		rr_AverageAnnualReturnYear05	2.04%
10 Years		rr_AverageAnnualReturnYear10	1.48%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.03%)
5 Years		rr_AverageAnnualReturnYear05	3.03%
10 Years		rr_AverageAnnualReturnYear10	2.65%
(John Hancock International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[45],[46]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[45]	rr_Component2OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.35%
Contractual expense reimbursement	[47]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,615
1 Year		rr_AverageAnnualReturnYear01	(4.25%)
5 Years		rr_AverageAnnualReturnYear05	5.27%
10 Years		rr_AverageAnnualReturnYear10	4.16%
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the subadvisor will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

MSCI World ex-USA Value Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States, that have higher-than-average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Class R6 shares of the fund commenced operations on July 2, 2013. The returns shown for the period from February 14, 2011, through July 2, 2013, are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.76%. Best quarter: Q2 '09, 29.55% Worst quarter: Q4 '08, –22.23%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.88%)
5 Years		rr_AverageAnnualReturnYear05	5.71%
10 Years		rr_AverageAnnualReturnYear10	5.14%
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.14%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	[48]	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.00%
Contractual expense reimbursement	[49]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,223
Annual Return 2005		rr_AnnualReturn2005	11.49%
Annual Return 2006		rr_AnnualReturn2006	25.90%
Annual Return 2007		rr_AnnualReturn2007	6.49%
Annual Return 2008		rr_AnnualReturn2008	(43.43%)
Annual Return 2009		rr_AnnualReturn2009	39.18%
Annual Return 2010		rr_AnnualReturn2010	15.15%
Annual Return 2011		rr_AnnualReturn2011	(12.82%)
Annual Return 2012		rr_AnnualReturn2012	18.08%
Annual Return 2013		rr_AnnualReturn2013	15.03%
Annual Return 2014		rr_AnnualReturn2014	(3.84%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.76%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.76%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.55%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	29.55%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.84%)
5 Years		rr_AverageAnnualReturnYear05	5.57%
10 Years		rr_AverageAnnualReturnYear10	4.43%
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.16%)
5 Years		rr_AverageAnnualReturnYear05	2.48%
10 Years		rr_AverageAnnualReturnYear10	1.96%
(John Hancock International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(0.62%)
5 Years		rr_AverageAnnualReturnYear05	3.42%
10 Years		rr_AverageAnnualReturnYear10	3.03%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B, and Class C shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.90%. Best quarter: Q1 '12, 16.89% Worst quarter: Q4 '08, –25.29%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[50]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement	[51]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 616
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,143
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,922
Annual Return 2005		rr_AnnualReturn2005	11.61%
Annual Return 2006		rr_AnnualReturn2006	7.24%
Annual Return 2007		rr_AnnualReturn2007	20.57%
Annual Return 2008		rr_AnnualReturn2008	(43.89%)
Annual Return 2009		rr_AnnualReturn2009	31.68%
Annual Return 2010		rr_AnnualReturn2010	16.59%
Annual Return 2011		rr_AnnualReturn2011	(4.45%)
Annual Return 2012		rr_AnnualReturn2012	15.66%
Annual Return 2013		rr_AnnualReturn2013	33.04%
Annual Return 2014		rr_AnnualReturn2014	(0.66%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.90%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.90%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.89%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.29%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.29%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(5.61%)
5 Years		rr_AverageAnnualReturnYear05	10.10%
10 Years		rr_AverageAnnualReturnYear10	5.60%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(12.43%)
5 Years		rr_AverageAnnualReturnYear05	7.86%
10 Years		rr_AverageAnnualReturnYear10	4.52%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.14%
5 Years		rr_AverageAnnualReturnYear05	7.62%
10 Years		rr_AverageAnnualReturnYear10	4.30%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[50]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.99%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 702
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,123
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,123
1 Year		rr_AverageAnnualReturnYear01	(5.07%)
5 Years		rr_AverageAnnualReturnYear05	10.08%
10 Years		rr_AverageAnnualReturnYear10	5.12%
(John Hancock Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[50]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.99%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,317
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05	10.33%
10 Years		rr_AverageAnnualReturnYear10	5.11%
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.92%. Best quarter: Q1 '12, 16.96% Worst quarter: Q4 '08, –25.26%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	[52]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.98%
Contractual expense reimbursement	[53]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	539
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,199
Annual Return 2005		rr_AnnualReturn2005	11.93%
Annual Return 2006		rr_AnnualReturn2006	7.55%
Annual Return 2007		rr_AnnualReturn2007	20.92%
Annual Return 2008		rr_AnnualReturn2008	(43.73%)
Annual Return 2009		rr_AnnualReturn2009	32.29%
Annual Return 2010		rr_AnnualReturn2010	17.12%
Annual Return 2011		rr_AnnualReturn2011	(4.06%)
Annual Return 2012		rr_AnnualReturn2012	16.01%
Annual Return 2013		rr_AnnualReturn2013	33.44%
Annual Return 2014		rr_AnnualReturn2014	(0.43%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.92%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.92%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.96%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.96%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.26%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.26%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(0.43%)
5 Years		rr_AverageAnnualReturnYear05	11.61%
10 Years		rr_AverageAnnualReturnYear10	6.50%
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.44%)
5 Years		rr_AverageAnnualReturnYear05	9.38%
10 Years		rr_AverageAnnualReturnYear10	5.43%
(John Hancock Select Growth Fund - Class I) | (Select Growth Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.16%
5 Years		rr_AverageAnnualReturnYear05	8.86%
10 Years		rr_AverageAnnualReturnYear10	5.05%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, and Class R5 shares, as applicable. Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of the predecessor fund's Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.74%. Best quarter: Q1 '12, 16.72% Worst quarter: Q4 '08, –25.42%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[54],[55]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[54]	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses Over Assets	[54]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.64%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,944
Annual Return 2005		rr_AnnualReturn2005	10.60%
Annual Return 2006		rr_AnnualReturn2006	6.28%
Annual Return 2007		rr_AnnualReturn2007	19.48%
Annual Return 2008		rr_AnnualReturn2008	(44.25%)
Annual Return 2009		rr_AnnualReturn2009	31.23%
Annual Return 2010		rr_AnnualReturn2010	16.13%
Annual Return 2011		rr_AnnualReturn2011	(4.83%)
Annual Return 2012		rr_AnnualReturn2012	15.11%
Annual Return 2013		rr_AnnualReturn2013	32.36%
Annual Return 2014		rr_AnnualReturn2014	(1.14%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.74%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.74%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.72%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.72%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.42%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.42%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(1.14%)
5 Years		rr_AverageAnnualReturnYear05	10.73%
10 Years		rr_AverageAnnualReturnYear10	5.51%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(8.47%)
5 Years		rr_AverageAnnualReturnYear05	8.42%
10 Years		rr_AverageAnnualReturnYear10	4.41%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.95%
5 Years		rr_AverageAnnualReturnYear05	8.14%
10 Years		rr_AverageAnnualReturnYear10	4.23%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[54],[55]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[54]	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses Over Assets	[54]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.39%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,669
1 Year		rr_AverageAnnualReturnYear01	(0.87%)
5 Years		rr_AverageAnnualReturnYear05	10.38%
10 Years		rr_AverageAnnualReturnYear10	4.89%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[54],[55]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[54]	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses Over Assets	[54]	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.54%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,834
1 Year		rr_AverageAnnualReturnYear01	(1.03%)
5 Years		rr_AverageAnnualReturnYear05	10.85%
10 Years		rr_AverageAnnualReturnYear10	5.63%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[54],[55]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[54]	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses Over Assets	[54]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement	[56]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,491
1 Year		rr_AverageAnnualReturnYear01	(0.62%)
5 Years		rr_AverageAnnualReturnYear05	11.24%
10 Years		rr_AverageAnnualReturnYear10	5.97%
(John Hancock Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[54],[55]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[54]	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses Over Assets	[54]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.94%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,155
1 Year		rr_AverageAnnualReturnYear01	(0.42%)
5 Years		rr_AverageAnnualReturnYear05	11.53%
10 Years		rr_AverageAnnualReturnYear10	6.26%
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008), first offered on June 15, 2000, and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.00%. Best quarter: Q1 '12, 16.99% Worst quarter: Q4 '08, –25.23%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	[57]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.89%
Contractual expense reimbursement	[58]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	491
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,094
Annual Return 2005		rr_AnnualReturn2005	12.00%
Annual Return 2006		rr_AnnualReturn2006	7.62%
Annual Return 2007		rr_AnnualReturn2007	20.99%
Annual Return 2008		rr_AnnualReturn2008	(43.69%)
Annual Return 2009		rr_AnnualReturn2009	32.15%
Annual Return 2010		rr_AnnualReturn2010	17.15%
Annual Return 2011		rr_AnnualReturn2011	(3.97%)
Annual Return 2012		rr_AnnualReturn2012	16.11%
Annual Return 2013		rr_AnnualReturn2013	33.49%
Annual Return 2014		rr_AnnualReturn2014	(0.24%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.00%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.00%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.99%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.99%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(0.24%)
5 Years		rr_AverageAnnualReturnYear05	11.71%
10 Years		rr_AverageAnnualReturnYear10	6.56%
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.25%)
5 Years		rr_AverageAnnualReturnYear05	9.48%
10 Years		rr_AverageAnnualReturnYear10	5.49%
(John Hancock Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.25%
5 Years		rr_AverageAnnualReturnYear05	8.94%
10 Years		rr_AverageAnnualReturnYear10	5.10%
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class T shares of the fund commenced operations on October 6, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class T shares. Returns for Class T shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class T (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.90%. Best quarter: Q1 '12, 16.84% Worst quarter: Q4 '08, –25.48%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund) | Class T
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[59]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.29%
Contractual expense reimbursement	[60]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 621
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,975
Annual Return 2005		rr_AnnualReturn2005	10.82%
Annual Return 2006		rr_AnnualReturn2006	6.49%
Annual Return 2007		rr_AnnualReturn2007	19.72%
Annual Return 2008		rr_AnnualReturn2008	(44.33%)
Annual Return 2009		rr_AnnualReturn2009	30.76%
Annual Return 2010		rr_AnnualReturn2010	16.43%
Annual Return 2011		rr_AnnualReturn2011	(4.52%)
Annual Return 2012		rr_AnnualReturn2012	15.55%
Annual Return 2013		rr_AnnualReturn2013	32.87%
Annual Return 2014		rr_AnnualReturn2014	(0.71%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.90%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.90%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.84%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.84%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.48%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.48%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(5.67%)
5 Years		rr_AverageAnnualReturnYear05	9.99%
10 Years		rr_AverageAnnualReturnYear10	5.17%
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund) | Class T | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(12.55%)
5 Years		rr_AverageAnnualReturnYear05	7.72%
10 Years		rr_AverageAnnualReturnYear10	4.08%
(John Hancock Select Growth Fund - Class T) | (Select Growth Fund) | Class T | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.14%
5 Years		rr_AverageAnnualReturnYear05	7.53%
10 Years		rr_AverageAnnualReturnYear10	3.94%
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class ADV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.89%. Best quarter: Q1 '12, 16.89% Worst quarter: Q4 '08, –25.31%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[61]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement	[62]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,491
Annual Return 2005		rr_AnnualReturn2005	11.66%
Annual Return 2006		rr_AnnualReturn2006	7.29%
Annual Return 2007		rr_AnnualReturn2007	20.62%
Annual Return 2008		rr_AnnualReturn2008	(43.88%)
Annual Return 2009		rr_AnnualReturn2009	31.86%
Annual Return 2010		rr_AnnualReturn2010	16.90%
Annual Return 2011		rr_AnnualReturn2011	(4.32%)
Annual Return 2012		rr_AnnualReturn2012	15.77%
Annual Return 2013		rr_AnnualReturn2013	33.10%
Annual Return 2014		rr_AnnualReturn2014	(0.60%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.89%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.89%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.89%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.31%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.31%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(0.60%)
5 Years		rr_AverageAnnualReturnYear05	11.37%
10 Years		rr_AverageAnnualReturnYear10	6.24%
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.70%)
5 Years		rr_AverageAnnualReturnYear05	9.12%
10 Years		rr_AverageAnnualReturnYear10	5.16%
(John Hancock Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.11%
5 Years		rr_AverageAnnualReturnYear05	8.66%
10 Years		rr_AverageAnnualReturnYear10	4.83%
(John Hancock Small Company Fund - Class A) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A shares of the fund commenced operations on December 14, 2009. The returns prior to that date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.44%. Best quarter: Q3 '09, 17.14% Worst quarter: Q3 '11, –21.53%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Small Company Fund - Class A) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Small Company Fund - Class A) | (Small Company Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[63]	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement	[64]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,186
Annual Return 2005		rr_AnnualReturn2005	4.58%
Annual Return 2006		rr_AnnualReturn2006	20.39%
Annual Return 2007		rr_AnnualReturn2007	0.35%
Annual Return 2008		rr_AnnualReturn2008	(28.63%)
Annual Return 2009		rr_AnnualReturn2009	23.88%
Annual Return 2010		rr_AnnualReturn2010	23.79%
Annual Return 2011		rr_AnnualReturn2011	(5.17%)
Annual Return 2012		rr_AnnualReturn2012	10.29%
Annual Return 2013		rr_AnnualReturn2013	34.74%
Annual Return 2014		rr_AnnualReturn2014	4.98%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.44%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.44%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.14%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.14%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.53%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(0.28%)
5 Years		rr_AverageAnnualReturnYear05	11.72%
10 Years		rr_AverageAnnualReturnYear10	6.87%
(John Hancock Small Company Fund - Class A) | (Small Company Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.60%)
5 Years		rr_AverageAnnualReturnYear05	11.09%
10 Years		rr_AverageAnnualReturnYear10	5.56%
(John Hancock Small Company Fund - Class A) | (Small Company Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.60%
5 Years		rr_AverageAnnualReturnYear05	9.31%
10 Years		rr_AverageAnnualReturnYear10	5.19%
(John Hancock Small Company Fund - Class ADV) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%. Best quarter: Q3 '09, 17.08% Worst quarter: Q3 '11, –21.53%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Small Company Fund - Class ADV) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[65]	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	[66]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,716
Annual Return 2005		rr_AnnualReturn2005	4.39%
Annual Return 2006		rr_AnnualReturn2006	20.16%
Annual Return 2007		rr_AnnualReturn2007	0.16%
Annual Return 2008		rr_AnnualReturn2008	(28.76%)
Annual Return 2009		rr_AnnualReturn2009	23.58%
Annual Return 2010		rr_AnnualReturn2010	23.87%
Annual Return 2011		rr_AnnualReturn2011	(5.13%)
Annual Return 2012		rr_AnnualReturn2012	10.49%
Annual Return 2013		rr_AnnualReturn2013	34.89%
Annual Return 2014		rr_AnnualReturn2014	5.11%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.46%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.46%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.08%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.08%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.53%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	5.11%
5 Years		rr_AverageAnnualReturnYear05	12.98%
10 Years		rr_AverageAnnualReturnYear10	7.37%
(John Hancock Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.68%
5 Years		rr_AverageAnnualReturnYear05	12.36%
10 Years		rr_AverageAnnualReturnYear10	6.05%
(John Hancock Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.73%
5 Years		rr_AverageAnnualReturnYear05	10.37%
10 Years		rr_AverageAnnualReturnYear10	5.61%
(John Hancock Small Company Fund - Class I) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on December 14, 2009. The returns prior to that date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through April 30, 2008), and the returns of the predecessor fund's Institutional shares (through December 11, 2009) that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.48%. Best quarter: Q3 '09, 17.25% Worst quarter: Q3 '11, –21.45%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Small Company Fund - Class I) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Small Company Fund - Class I) | (Small Company Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[67]	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	[68]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,427
Annual Return 2005		rr_AnnualReturn2005	4.99%
Annual Return 2006		rr_AnnualReturn2006	20.85%
Annual Return 2007		rr_AnnualReturn2007	0.74%
Annual Return 2008		rr_AnnualReturn2008	(28.35%)
Annual Return 2009		rr_AnnualReturn2009	24.26%
Annual Return 2010		rr_AnnualReturn2010	24.10%
Annual Return 2011		rr_AnnualReturn2011	(4.85%)
Annual Return 2012		rr_AnnualReturn2012	10.77%
Annual Return 2013		rr_AnnualReturn2013	35.21%
Annual Return 2014		rr_AnnualReturn2014	5.32%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.48%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.48%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.25%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.45%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.45%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	5.32%
5 Years		rr_AverageAnnualReturnYear05	13.25%
10 Years		rr_AverageAnnualReturnYear10	7.80%
(John Hancock Small Company Fund - Class I) | (Small Company Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.90%
5 Years		rr_AverageAnnualReturnYear05	12.61%
10 Years		rr_AverageAnnualReturnYear10	6.48%
(John Hancock Small Company Fund - Class I) | (Small Company Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.83%
5 Years		rr_AverageAnnualReturnYear05	10.59%
10 Years		rr_AverageAnnualReturnYear10	5.96%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on April 30, 2010; Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to these dates are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009), and the returns of the fund's Class A shares (from inception, December 14, 2009) that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.29%. Best quarter: Q4 '11, 16.73% Worst quarter: Q4 '08, –19.81%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[69],[70]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[69]	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses Over Assets	[69]	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.83%
Contractual expense reimbursement	[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	988
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,145
Annual Return 2005		rr_AnnualReturn2005	4.15%
Annual Return 2006		rr_AnnualReturn2006	19.89%
Annual Return 2007		rr_AnnualReturn2007	(0.07%)
Annual Return 2008		rr_AnnualReturn2008	(28.93%)
Annual Return 2009		rr_AnnualReturn2009	23.36%
Annual Return 2010		rr_AnnualReturn2010	23.19%
Annual Return 2011		rr_AnnualReturn2011	(5.53%)
Annual Return 2012		rr_AnnualReturn2012	9.99%
Annual Return 2013		rr_AnnualReturn2013	34.29%
Annual Return 2014		rr_AnnualReturn2014	4.65%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.29%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.29%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '11, 16.73%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.73%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -19.81%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.81%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	4.65%
5 Years		rr_AverageAnnualReturnYear05	12.46%
10 Years		rr_AverageAnnualReturnYear10	7.00%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.18%
5 Years		rr_AverageAnnualReturnYear05	11.82%
10 Years		rr_AverageAnnualReturnYear10	5.69%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.50%
5 Years		rr_AverageAnnualReturnYear05	9.93%
10 Years		rr_AverageAnnualReturnYear10	5.31%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[69],[70]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[69]	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses Over Assets	[69]	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.58%
Contractual expense reimbursement	[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,876
1 Year		rr_AverageAnnualReturnYear01	4.90%
5 Years		rr_AverageAnnualReturnYear05	12.05%
10 Years		rr_AverageAnnualReturnYear10	6.24%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[69]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[69]	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses Over Assets	[69]	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.73%
Contractual expense reimbursement	[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,038
1 Year		rr_AverageAnnualReturnYear01	4.74%
5 Years		rr_AverageAnnualReturnYear05	12.57%
10 Years		rr_AverageAnnualReturnYear10	7.11%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[69],[70]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[69]	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses Over Assets	[69]	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	[71],[72]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	769
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,702
1 Year		rr_AverageAnnualReturnYear01	5.14%
5 Years		rr_AverageAnnualReturnYear05	12.96%
10 Years		rr_AverageAnnualReturnYear10	7.46%
(John Hancock Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[69]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[69]	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses Over Assets	[69]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,372
1 Year		rr_AverageAnnualReturnYear01	5.39%
5 Years		rr_AverageAnnualReturnYear05	13.25%
10 Years		rr_AverageAnnualReturnYear10	7.75%
(John Hancock Small Company Fund - Class R6) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are based on the returns of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the returns of the fund's Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.54%. Best quarter: Q3 '09, 17.25% Worst quarter: Q3 '11, –21.50%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Small Company Fund - Class R6) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Small Company Fund - Class R6) | (Small Company Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[73]	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	[74]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,315
Annual Return 2005		rr_AnnualReturn2005	5.00%
Annual Return 2006		rr_AnnualReturn2006	20.87%
Annual Return 2007		rr_AnnualReturn2007	0.75%
Annual Return 2008		rr_AnnualReturn2008	(28.34%)
Annual Return 2009		rr_AnnualReturn2009	24.38%
Annual Return 2010		rr_AnnualReturn2010	24.28%
Annual Return 2011		rr_AnnualReturn2011	(4.88%)
Annual Return 2012		rr_AnnualReturn2012	10.82%
Annual Return 2013		rr_AnnualReturn2013	35.32%
Annual Return 2014		rr_AnnualReturn2014	5.48%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.54%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.54%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.25%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.50%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.50%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	5.48%
5 Years		rr_AverageAnnualReturnYear05	13.34%
10 Years		rr_AverageAnnualReturnYear10	7.86%
(John Hancock Small Company Fund - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.07%
5 Years		rr_AverageAnnualReturnYear05	12.70%
10 Years		rr_AverageAnnualReturnYear10	6.54%
(John Hancock Small Company Fund - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.92%
5 Years		rr_AverageAnnualReturnYear05	10.66%
10 Years		rr_AverageAnnualReturnYear10	6.01%
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $213 million to $725 billion, as of March 31, 2015, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, identifying catalysts for improvement of the business, and comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.05%. Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, –5.77%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
Inception		rr_AverageAnnualReturnSinceInception	21.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[75]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 611
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,828
Annual Return 2012		rr_AnnualReturn2012	14.80%
Annual Return 2013		rr_AnnualReturn2013	36.74%
Annual Return 2014		rr_AnnualReturn2014	10.64%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.05%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.05%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.77%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	5.11%
Inception		rr_AverageAnnualReturnSinceInception	18.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.85%
Inception		rr_AverageAnnualReturnSinceInception	17.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.97%
Inception		rr_AverageAnnualReturnSinceInception	14.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A and C) | (Strategic Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[75]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,169
1 Year		rr_AverageAnnualReturnYear01	9.34%
Inception		rr_AverageAnnualReturnSinceInception	20.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class I) | (Strategic Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $213 million to $725 billion, as of March 31, 2015, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, identifying catalysts for improvement of the business, and comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.16%. Best quarter: Q1 '12, 18.98% Worst quarter: Q2 '12, –5.76%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
Inception		rr_AverageAnnualReturnSinceInception	21.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.69%
Other Expenses Over Assets	[76]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,061
Annual Return 2012		rr_AnnualReturn2012	15.25%
Annual Return 2013		rr_AnnualReturn2013	37.20%
Annual Return 2014		rr_AnnualReturn2014	11.05%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.16%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.16%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.98%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.76%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.76%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	11.05%
Inception		rr_AverageAnnualReturnSinceInception	21.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.54%
Inception		rr_AverageAnnualReturnSinceInception	19.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.40%
Inception		rr_AverageAnnualReturnSinceInception	16.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $213 million to $725 billion, as of March 31, 2015, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, identifying catalysts for improvement of the business, and comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

December 19, 2011, is the inception date of the oldest class of shares, Class A shares. Class R2 and Class R4 shares of the fund commenced operations as of March 27, 2015. The returns prior to that date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.11%. Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, –5.77%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
Inception		rr_AverageAnnualReturnSinceInception	21.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[77]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[77]	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses Over Assets	[77]	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,500
Annual Return 2012		rr_AnnualReturn2012	14.80%
Annual Return 2013		rr_AnnualReturn2013	36.74%
Annual Return 2014		rr_AnnualReturn2014	10.64%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.11%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –5.77%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	10.64%
Inception		rr_AverageAnnualReturnSinceInception	20.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.27%
Inception		rr_AverageAnnualReturnSinceInception	19.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.15%
Inception		rr_AverageAnnualReturnSinceInception	16.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[77]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[77]	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses Over Assets	[77]	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.09%
Contractual expense reimbursement	[78]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,320
1 Year		rr_AverageAnnualReturnYear01	10.64%
Inception		rr_AverageAnnualReturnSinceInception	20.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $213 million to $725 billion, as of March 31, 2015, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, identifying catalysts for improvement of the business, and comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

December 19, 2011, is the inception date of the oldest class of shares, Class A shares. Class R6 shares of the fund commenced operations as of March 27, 2015. The returns prior to that date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.11%. Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, –5.77%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
Inception		rr_AverageAnnualReturnSinceInception	21.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.69%
Other Expenses Over Assets	[79]	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.74%
Contractual expense reimbursement	[80]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 917
Annual Return 2012		rr_AnnualReturn2012	14.80%
Annual Return 2013		rr_AnnualReturn2013	36.74%
Annual Return 2014		rr_AnnualReturn2014	10.64%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.11%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –5.77%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	10.64%
Inception		rr_AverageAnnualReturnSinceInception	20.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.27%
Inception		rr_AverageAnnualReturnSinceInception	19.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.15%
Inception		rr_AverageAnnualReturnSinceInception	16.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.26%. Best quarter: Q2 '09, 18.20% Worst quarter: Q4 '08, –20.51%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	[81]	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 930
Annual Return 2005		rr_AnnualReturn2005	10.69%
Annual Return 2006		rr_AnnualReturn2006	19.62%
Annual Return 2007		rr_AnnualReturn2007	4.42%
Annual Return 2008		rr_AnnualReturn2008	(33.12%)
Annual Return 2009		rr_AnnualReturn2009	26.66%
Annual Return 2010		rr_AnnualReturn2010	13.03%
Annual Return 2011		rr_AnnualReturn2011	0.45%
Annual Return 2012		rr_AnnualReturn2012	20.06%
Annual Return 2013		rr_AnnualReturn2013	36.05%
Annual Return 2014		rr_AnnualReturn2014	11.04%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was -0.26%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.26%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.20%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.20%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	11.04%
5 Years		rr_AverageAnnualReturnYear05	15.54%
10 Years		rr_AverageAnnualReturnYear10	9.20%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.84%
5 Years		rr_AverageAnnualReturnYear05	14.71%
10 Years		rr_AverageAnnualReturnYear10	8.08%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.16%
5 Years		rr_AverageAnnualReturnYear05	12.49%
10 Years		rr_AverageAnnualReturnYear10	7.33%
(John Hancock Equity and International Funds - Class 1) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.33%. Best quarter: Q2 '09, 20.89% Worst quarter: Q3 '11, –19.56%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	2.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[82]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	[83]	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,248
Annual Return 2007		rr_AnnualReturn2007	11.42%
Annual Return 2008		rr_AnnualReturn2008	(38.88%)
Annual Return 2009		rr_AnnualReturn2009	18.95%
Annual Return 2010		rr_AnnualReturn2010	9.65%
Annual Return 2011		rr_AnnualReturn2011	(10.04%)
Annual Return 2012		rr_AnnualReturn2012	14.59%
Annual Return 2013		rr_AnnualReturn2013	25.12%
Annual Return 2014		rr_AnnualReturn2014	(6.59%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.33%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.33%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.89%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.89%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.56%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.56%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(6.59%)
5 Years		rr_AverageAnnualReturnYear05	5.73%
Inception		rr_AverageAnnualReturnSinceInception	1.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(8.11%)
5 Years		rr_AverageAnnualReturnYear05	4.54%
Inception		rr_AverageAnnualReturnSinceInception	0.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.74%)
5 Years		rr_AverageAnnualReturnYear05	3.94%
Inception		rr_AverageAnnualReturnSinceInception	0.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.45%. Best quarter: Q3 '10, 17.79% Worst quarter: Q3 '08, –19.27%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	[84]	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,306
Annual Return 2007		rr_AnnualReturn2007	12.25%
Annual Return 2008		rr_AnnualReturn2008	(37.19%)
Annual Return 2009		rr_AnnualReturn2009	21.76%
Annual Return 2010		rr_AnnualReturn2010	13.74%
Annual Return 2011		rr_AnnualReturn2011	(8.22%)
Annual Return 2012		rr_AnnualReturn2012	20.00%
Annual Return 2013		rr_AnnualReturn2013	22.45%
Annual Return 2014		rr_AnnualReturn2014	1.68%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.45%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.45%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.79%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.79%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.27%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.27%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	1.68%
5 Years		rr_AverageAnnualReturnYear05	9.30%
Inception		rr_AverageAnnualReturnSinceInception	5.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.45%)
5 Years		rr_AverageAnnualReturnYear05	7.34%
Inception		rr_AverageAnnualReturnSinceInception	4.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.34%
5 Years		rr_AverageAnnualReturnYear05	6.92%
Inception		rr_AverageAnnualReturnSinceInception	4.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Core High Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. April 30, 2009, is the inception date of the oldest class of shares, Class A shares. Class NAV shares of the fund commenced operations as of August 28, 2014. The returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.24%. Best quarter: Q3 '10, 7.94% Worst quarter: Q3 '11, –5.03%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Core High Yield Fund) | BofA Merrill U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.51%
5 Years		rr_AverageAnnualReturnYear05	8.85%
Inception		rr_AverageAnnualReturnSinceInception	13.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.63%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 859
Annual Return 2010		rr_AnnualReturn2010	21.19%
Annual Return 2011		rr_AnnualReturn2011	7.15%
Annual Return 2012		rr_AnnualReturn2012	15.93%
Annual Return 2013		rr_AnnualReturn2013	8.86%
Annual Return 2014		rr_AnnualReturn2014	1.13%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 2.24%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.24%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.94%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.94%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.03%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.03%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	1.13%
5 Years		rr_AverageAnnualReturnYear05	10.63%
Inception		rr_AverageAnnualReturnSinceInception	13.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.59%)
5 Years		rr_AverageAnnualReturnYear05	6.32%
Inception		rr_AverageAnnualReturnSinceInception	9.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.68%
5 Years		rr_AverageAnnualReturnYear05	6.62%
Inception		rr_AverageAnnualReturnSinceInception	9.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.26%. Best quarter: Q1 '12, 14.29% Worst quarter: Q3 '11, –17.04%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Inception		rr_AverageAnnualReturnSinceInception	18.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
Inception		rr_AverageAnnualReturnSinceInception	18.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.66%
Other Expenses Over Assets	[85]	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 871
Annual Return 2010		rr_AnnualReturn2010	13.17%
Annual Return 2011		rr_AnnualReturn2011	0.49%
Annual Return 2012		rr_AnnualReturn2012	20.05%
Annual Return 2013		rr_AnnualReturn2013	36.07%
Annual Return 2014		rr_AnnualReturn2014	11.10%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.26%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.26%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 14.29%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.29%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –17.04%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.04%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	11.10%
5 Years		rr_AverageAnnualReturnYear05	15.60%
Inception		rr_AverageAnnualReturnSinceInception	18.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.45%
5 Years		rr_AverageAnnualReturnYear05	14.37%
Inception		rr_AverageAnnualReturnSinceInception	17.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.99%
5 Years		rr_AverageAnnualReturnYear05	12.25%
Inception		rr_AverageAnnualReturnSinceInception	14.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2015, between $213 million to $33 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.51%. Best quarter: Q2 '09, 19.76% Worst quarter: Q4 '08, –21.81%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.43%
10 Years		rr_AverageAnnualReturnYear10	9.43%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.71%
Other Expenses Over Assets	[86]	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 930
Annual Return 2005		rr_AnnualReturn2005	10.44%
Annual Return 2006		rr_AnnualReturn2006	17.27%
Annual Return 2007		rr_AnnualReturn2007	5.56%
Annual Return 2008		rr_AnnualReturn2008	(32.22%)
Annual Return 2009		rr_AnnualReturn2009	41.40%
Annual Return 2010		rr_AnnualReturn2010	23.61%
Annual Return 2011		rr_AnnualReturn2011	0.92%
Annual Return 2012		rr_AnnualReturn2012	18.60%
Annual Return 2013		rr_AnnualReturn2013	39.77%
Annual Return 2014		rr_AnnualReturn2014	13.47%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.51%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.51%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.76%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.76%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –21.81%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.81%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	13.47%
5 Years		rr_AverageAnnualReturnYear05	18.60%
10 Years		rr_AverageAnnualReturnYear10	11.89%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	12.74%
5 Years		rr_AverageAnnualReturnYear05	18.26%
10 Years		rr_AverageAnnualReturnYear10	10.44%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.15%
5 Years		rr_AverageAnnualReturnYear05	15.07%
10 Years		rr_AverageAnnualReturnYear10	9.34%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Global Shareholder Yield Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.31%. Best quarter: Q3 '10, 14.53% Worst quarter: Q3 '11, –10.02%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Inception		rr_AverageAnnualReturnSinceInception	4.62%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	[85]	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,049
Annual Return 2009		rr_AnnualReturn2009	23.57%
Annual Return 2010		rr_AnnualReturn2010	12.51%
Annual Return 2011		rr_AnnualReturn2011	5.77%
Annual Return 2012		rr_AnnualReturn2012	10.74%
Annual Return 2013		rr_AnnualReturn2013	24.07%
Annual Return 2014		rr_AnnualReturn2014	6.43%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was –0.31%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.31%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.53%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.53%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -10.02%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(10.02%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	6.43%
5 Years		rr_AverageAnnualReturnYear05	11.72%
Inception		rr_AverageAnnualReturnSinceInception	7.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.77%
5 Years		rr_AverageAnnualReturnYear05	9.89%
Inception		rr_AverageAnnualReturnSinceInception	5.67%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.49%
5 Years		rr_AverageAnnualReturnYear05	8.63%
Inception		rr_AverageAnnualReturnSinceInception	5.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Core Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.34%. Best quarter: Q2 '09, 20.90% Worst quarter: Q3 '11, –19.57%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	2.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Core Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee	[87]	rr_ManagementFeesOverAssets	0.87%
Other Expenses Over Assets	[88]	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Annual Return 2007		rr_AnnualReturn2007	11.45%
Annual Return 2008		rr_AnnualReturn2008	(38.84%)
Annual Return 2009		rr_AnnualReturn2009	18.96%
Annual Return 2010		rr_AnnualReturn2010	9.74%
Annual Return 2011		rr_AnnualReturn2011	(10.02%)
Annual Return 2012		rr_AnnualReturn2012	14.65%
Annual Return 2013		rr_AnnualReturn2013	25.13%
Annual Return 2014		rr_AnnualReturn2014	(6.52%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 5.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.34%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.90%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.90%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.57%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.57%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	(6.52%)
5 Years		rr_AverageAnnualReturnYear05	5.78%
Inception		rr_AverageAnnualReturnSinceInception	2.01%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(8.06%)
5 Years		rr_AverageAnnualReturnYear05	4.59%
Inception		rr_AverageAnnualReturnSinceInception	0.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.70%)
5 Years		rr_AverageAnnualReturnYear05	3.99%
Inception		rr_AverageAnnualReturnSinceInception	1.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries (excluding the United States) and 23 emerging markets countries.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

June 12, 2006, is the inception date of the oldest class of shares, Class A shares. Class NAV shares of the fund commenced operations as of May 12, 2015. The returns shown are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.35%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.29%)
5 Years		rr_AverageAnnualReturnYear05	5.54%
Inception		rr_AverageAnnualReturnSinceInception	4.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
Inception		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.06%)
5 Years		rr_AverageAnnualReturnYear05	6.55%
Inception		rr_AverageAnnualReturnSinceInception	4.12%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[86]	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,248
Annual Return 2007		rr_AnnualReturn2007	11.83%
Annual Return 2008		rr_AnnualReturn2008	(37.48%)
Annual Return 2009		rr_AnnualReturn2009	21.08%
Annual Return 2010		rr_AnnualReturn2010	13.23%
Annual Return 2011		rr_AnnualReturn2011	(8.61%)
Annual Return 2012		rr_AnnualReturn2012	19.45%
Annual Return 2013		rr_AnnualReturn2013	21.91%
Annual Return 2014		rr_AnnualReturn2014	1.27%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 6.35%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.35%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.36%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	1.27%
5 Years		rr_AverageAnnualReturnYear05	8.82%
Inception		rr_AverageAnnualReturnSinceInception	5.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.03%)
5 Years		rr_AverageAnnualReturnYear05	7.46%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.75%
5 Years		rr_AverageAnnualReturnYear05	7.03%
Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the subadvisor will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Value investment risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

MSCI World ex-USA Value Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States, that have higher-than-average value characteristics.

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund's (predecessor fund) Class A shares (through February 11, 2011), and the fund's Class A shares (from inception, February 14, 2011) that in each case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.88%. Best quarter: Q2 '09, 29.56% Worst quarter: Q4 '08, –22.23%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.88%)
5 Years		rr_AverageAnnualReturnYear05	5.71%
10 Years		rr_AverageAnnualReturnYear10	5.14%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.14%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	[85]	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,201
Annual Return 2005		rr_AnnualReturn2005	11.52%
Annual Return 2006		rr_AnnualReturn2006	25.94%
Annual Return 2007		rr_AnnualReturn2007	6.53%
Annual Return 2008		rr_AnnualReturn2008	(43.41%)
Annual Return 2009		rr_AnnualReturn2009	39.22%
Annual Return 2010		rr_AnnualReturn2010	15.18%
Annual Return 2011		rr_AnnualReturn2011	(12.69%)
Annual Return 2012		rr_AnnualReturn2012	17.85%
Annual Return 2013		rr_AnnualReturn2013	15.21%
Annual Return 2014		rr_AnnualReturn2014	(3.95%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.88%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.88%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.56%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	29.56%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.95%)
5 Years		rr_AverageAnnualReturnYear05	5.57%
10 Years		rr_AverageAnnualReturnYear10	4.45%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.88%)
5 Years		rr_AverageAnnualReturnYear05	2.18%
10 Years		rr_AverageAnnualReturnYear10	1.83%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(1.30%)
5 Years		rr_AverageAnnualReturnYear05	3.15%
10 Years		rr_AverageAnnualReturnYear10	2.91%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	155.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class NAV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares that have been recalculated to apply the gross fees and expenses of Class NAV shares.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.99%. Best quarter: Q1 '12, 16.98% Worst quarter: Q4 '08, –25.23%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	[85]	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,073
Annual Return 2005		rr_AnnualReturn2005	12.05%
Annual Return 2006		rr_AnnualReturn2006	7.66%
Annual Return 2007		rr_AnnualReturn2007	21.04%
Annual Return 2008		rr_AnnualReturn2008	(43.69%)
Annual Return 2009		rr_AnnualReturn2009	32.29%
Annual Return 2010		rr_AnnualReturn2010	17.20%
Annual Return 2011		rr_AnnualReturn2011	(3.96%)
Annual Return 2012		rr_AnnualReturn2012	16.14%
Annual Return 2013		rr_AnnualReturn2013	33.59%
Annual Return 2014		rr_AnnualReturn2014	(0.21%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 3.99%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.99%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.98%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.98%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –25.23%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.23%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(0.21%)
5 Years		rr_AverageAnnualReturnYear05	11.75%
10 Years		rr_AverageAnnualReturnYear10	6.60%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(7.31%)
5 Years		rr_AverageAnnualReturnYear05	9.45%
10 Years		rr_AverageAnnualReturnYear10	5.49%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Select Growth Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.17%
5 Years		rr_AverageAnnualReturnYear05	8.90%
10 Years		rr_AverageAnnualReturnYear10	5.10%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Small Company Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. As of March 31, 2015, the Russell 2000 Index included market capitalizations of approximately $19 million to $12 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.56%. Best quarter: Q3 '09, 17.28% Worst quarter: Q3 '11, –21.47%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	[86]	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,294
Annual Return 2005		rr_AnnualReturn2005	5.09%
Annual Return 2006		rr_AnnualReturn2006	20.96%
Annual Return 2007		rr_AnnualReturn2007	0.83%
Annual Return 2008		rr_AnnualReturn2008	(28.29%)
Annual Return 2009		rr_AnnualReturn2009	24.48%
Annual Return 2010		rr_AnnualReturn2010	24.38%
Annual Return 2011		rr_AnnualReturn2011	(4.87%)
Annual Return 2012		rr_AnnualReturn2012	10.64%
Annual Return 2013		rr_AnnualReturn2013	35.38%
Annual Return 2014		rr_AnnualReturn2014	5.49%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.56%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.56%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.28%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.28%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.47%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.47%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year		rr_AverageAnnualReturnYear01	5.49%
5 Years		rr_AverageAnnualReturnYear05	13.33%
10 Years		rr_AverageAnnualReturnYear10	7.90%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.03%
5 Years		rr_AverageAnnualReturnYear05	12.70%
10 Years		rr_AverageAnnualReturnYear10	6.58%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.96%
5 Years		rr_AverageAnnualReturnYear05	10.63%
10 Years		rr_AverageAnnualReturnYear10	6.03%
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Strategic Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $213 million to $725 billion, as of March 31, 2015, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, identifying catalysts for improvement of the business, and comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.28%. Best quarter: Q1 '12, 18.98% Worst quarter: Q2 '12, –5.67%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
Inception		rr_AverageAnnualReturnSinceInception	21.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.69%
Other Expenses Over Assets		rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 894
Annual Return 2012		rr_AnnualReturn2012	15.44%
Annual Return 2013		rr_AnnualReturn2013	37.42%
Annual Return 2014		rr_AnnualReturn2014	11.26%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2015, was 4.28%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.28%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.98%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.67%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.67%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year		rr_AverageAnnualReturnYear01	11.26%
Inception		rr_AverageAnnualReturnSinceInception	21.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.45%
Inception		rr_AverageAnnualReturnSinceInception	19.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed-Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.31%
Inception		rr_AverageAnnualReturnSinceInception	16.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[7]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[8]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[9]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[10]	"Service plan fee" has been restated to reflect maximum allowable fees.
[11]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[12]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[14]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[15]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[16]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[17]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[18]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[19]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[20]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[21]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[22]	"Service plan fee" has been restated to reflect maximum allowable fees.
[23]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[24]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[25]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[26]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[27]	To the extent that expenses of Class A shares exceed 1.38% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[28]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[29]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[30]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[31]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[32]	"Service plan fee" has been restated to reflect maximum allowable fees.
[33]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[34]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[35]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[36]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[37]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[38]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[39]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[40]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[41]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[42]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[43]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[44]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[45]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[46]	"Service plan fee" has been restated to reflect maximum allowable fees.
[47]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[48]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[49]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[50]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[51]	To the extent that expenses of Class A shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[52]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[53]	To the extent that expenses of Class I shares exceed 0.95% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[54]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[55]	"Service plan fee" has been restated to reflect maximum allowable fees.
[56]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[57]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[58]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[59]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[60]	To the extent that expenses of Class T shares exceed 1.25% of average annual net assets (on an annualized basis) attributable to Class T shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[61]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[62]	To the extent that expenses of Class ADV shares exceed 1.14% of average annual net assets (on an annualized basis) attributable to Class ADV shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[63]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[64]	To the extent that expenses of Class A shares exceed 1.43% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[65]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[66]	To the extent that expenses of Class ADV shares exceed 1.34% of average annual net assets (on an annualized basis) attributable to Class ADV shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[67]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[68]	To the extent that expenses of Class I shares exceed 1.13% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[69]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[70]	"Service plan fee" has been restated to reflect maximum allowable fees.
[71]	To the extent that expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares exceed 1.80%, 1.55%, 1.70%, 1.30%, and 1.10% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[72]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[73]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[74]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[75]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[76]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[77]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[78]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[79]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[80]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[81]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[82]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[83]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[84]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[85]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[86]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[87]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[88]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.